Income Tax: (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax Benefit Recorded By The Company	$ 0.0	$ 1.1
The Companys Income Tax Receivable	$ 8.7